Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Loss before tax	£ (119,074)	£ (92,215)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	2,648	1,168
Depreciation of property, plant and equipment	5,018	2,176
Amortisation of intangible assets	3,499	3,462
Loss recognised from joint venture	1,149	679
Finance income	(12,213)	(2,660)
Finance expenses	799	216
R&D expenditure tax credits	(4,343)	(2,851)
Share-based payment charge	20,150	23,799
Foreign exchange gain	(1,363)	(31,815)
Changes in working capital:
(Increase)/decrease in trade receivables	(19,503)	829
Increase in other receivables and contract assets	(47)	(3,999)
(Decrease)/increase in contract liabilities and other advances	(8,081)	61,113
(Decrease)/increase in trade payables	(15,679)	10,626
Increase in other payables	12,553	10,861
Decrease in inventories	50	165
Interest received	6,857	1,822
Interest paid	(11)	(23)
R&D expenditure tax credits received	1,881	0
Income taxes received	7,015	3,172
Income taxes paid	(135)	0
Net cash flows used in operating activities	(118,830)	(13,475)
Cash flows from investing activities
Purchase of property, plant and equipment	(23,202)	(16,559)
Purchase of intangible assets	(189)	(42)
Additional investment in joint venture	(1,206)	(242)
Redemptions of short term bank deposits	102,350	0
Cash invested in short term bank deposits	(250,860)	(100,000)
Net cash flows used in investing activities	(173,107)	(116,843)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	27	23
Cash paid on net settlement of share based payments	(121)	(2,283)
Payments of obligations under lease liabilities	(2,428)	(1,174)
Net cash flows used in financing activities	(2,522)	(3,434)
Net decrease in cash and cash equivalents	(294,459)	(133,752)
Exchange (loss)/gain on cash and cash equivalents	(835)	32,018
Cash and cash equivalents at the beginning of the year	404,577	562,173
Cash and cash equivalents at the end of the period	109,283	460,439
Supplemental disclosure of total cashflow information
Decrease in cash and cash equivalents	(294,459)	(133,752)
Increase in short term bank deposits	156,096	100,646
Exchange (loss)/gain on cash, cash equivalents	(835)	32,018
Net decrease in cash, cash equivalents and short term bank deposits including foreign exchange (losses)/gains	(139,198)	(1,088)
Supplemental disclosure of operating inflow information
Cash flow from collaborations	2,850	91,074
Amounts invoiced during the period	(22,141)	(86,488)
Foreign exchange gains on trade receivables	(212)	(3,757)
(Increase)/decrease in trade receivables	(19,503)	829
Supplemental non-cash investing information
Change in capital expenditures recorded within trade payables	4,747	679
Change in capital expenditures recorded within other payables	£ 1,263	£ 3,315